Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Summary of Deferred Tax Assets and Liabilities

	December 31, 2022	December 31, 2021*
Property and equipment	(360,111)	(432,334)
Intangible assets	(72,032)	(78,888)
Right-of-use assets	7,497	8,025
Employee benefits	23,111	43,821
Provisions	53,818	57,961
Tax losses	5,686	10,272
Other	892	(2,917)
Net deferred tax liabilities	(341,139)	(394,060)
Presented as:
Deferred tax assets	27,047	29,695
Deferred tax liabilities	(368,186)	(423,755)
* Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))

Summary of Movement in Temporary Differences
Movement in temporary differences during the year:

	Balance	Recognized	Recognized	Disposal	Acquired	Balance
	December 31,	in income	directly	of	in business	December 31,
	202 1*	or loss	in equity	business	combinations	202 2
Property and equipment	(432,334)	1,397	7,194	67,442	(3,810)	(360,111)
Intangible assets	(78,888)	8,231	1,956	8,490	(11,821)	(72,032)
Long-term debt	8,025	(31)	(497)	-	-	7,497
Employee benefits	43,821	6,711	(27,421)	-	-	23,111
Provisions	57,961	(4,466)	406	(1,490)	1,407	53,818
Tax losses	10,272	(4,058)	(545)	-	17	5,686
Other	(2,917)	696	2,755	-	358	892
Net deferred tax liabilities	(394,060)	8,480	(16,152)	74,441	(13,848)	(341,139)

* Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))

	Balance	Recognized	Recognized	Disposal	Acquired	Balance
	December 31,	in income	directly	of	in business	December 31,
	202 0	or loss	in equity	business	combinations *	202 1
Property and equipment	(178,087)	(182)	1,402	-	(255,467)	(432,334)
Intangible assets	(73,496)	6,443	(790)	-	(11,045)	(78,888)
Long-term de b t	4,852	3,158	15	-	-	8,025
Employee benefits	10,634	3,124	13,384	-	16,679	43,821
Provisions	15,151	14,499	13	-	28,298	57,961
Tax losses	94	(237)	(210)	-	10,625	10,272
Other	(108)	(892)	(1,917)	-	-	(2,917)
Net deferred tax liabilities	(220,960)	25,913	11,897	-	(210,910)	(394,060)

* Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))